Subsequent Events (Details) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended
	Apr. 12, 2022 USD ($) credit shares	Apr. 08, 2022 $ / shares shares	Apr. 05, 2022 shares	Apr. 04, 2022 USD ($) shares	Feb. 07, 2022 shares	Jul. 31, 2021 USD ($)	Mar. 31, 2022 shares	Mar. 31, 2021 USD ($)
Subsequent Event [Line Items]
Shares issued (in shares)					100,000		850,000
Stock Issued During Period, Value, New Issues | $						$ 53,800		$ 597
Subsequent Event [Member]
Subsequent Event [Line Items]
Carbon Offset Credits | credit	1,040,000
Subsequent Event [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Shares issued (in shares)	1,350,000
Stock Issued During Period, Value, New Issues | $	$ 1,700
Subsequent Event [Member] | Former Chief Executive Officer
Subsequent Event [Line Items]
Consulting Agreement, Term				12 months
Consulting Agreement, Retainage | $				$ 1,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Former Chief Executive Officer
Subsequent Event [Line Items]
Grants in Period				2,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Chief Financial Officer
Subsequent Event [Line Items]
Grants in Period			500,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer
Subsequent Event [Line Items]
Grants in Period		655,000
Restricted Stock Units and Stock Options Vesting Period		3 years
Subsequent Event [Member] | Non-qualified Stock Options | Chief Executive Officer
Subsequent Event [Line Items]
Grants in Period			750,000
Restricted Stock Units and Stock Options Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share | $ / shares		$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Award Term Period		6 years